Income Tax (Interest Accrued Related to Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Interest recognized in the consolidated statements of operations (1)	$ 388	$ 26	$ 20
Interest included in other liabilities in the consolidated balance sheets (1)	$ 671	$ 283